UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22742

PRINCIPAL REAL ESTATE INCOME FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Andrea E. Kuchli

Principal Real Estate Income Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1 – Schedule of Investments.

PRINCIPAL REAL ESTATE INCOME FUND
STATEMENT OF INVESTMENTS
January 31, 2018 (Unaudited)
Description	Shares	Value (Note 2)
COMMON STOCKS (52.73%)
Computer Software (0.66%)
InterXion Holding N.V.(a)	14,400	$903,600

Hotels & Motels (0.33%)
Extended Stay America, Inc.	22,000	445,060

Real Estate Management/Services (2.88%)
APAC Realty, Ltd.(a)	1,424,300	1,172,621
Citycon OYJ	464,193	1,289,802
Deutsche Wohnen AG	24,571	1,110,424
Fabege AB	15,500	338,919
		3,911,766
Real Estate Operation/Development (4.87%)
ADO Properties SA(b)(c)	8,697	468,623
Atrium European Real Estate, Ltd.	193,021	1,011,303
Echo Investment SA	208,924	315,378
LEG Immobilien AG	8,000	902,061
Mitsui Fudosan Co., Ltd.	53,000	1,387,263
New World Development Co., Ltd.	388,000	627,930
Propertylink Group(c)	919,252	714,808
SOHO China, Ltd.	560,000	332,880
TLG Immobilien AG	18,000	506,404
Tokyo Tatemono Co., Ltd.	22,300	357,674
		6,624,324
REITS-Apartments (4.37%)
Apartment Investment & Management Co., Class A	19,700	824,248
Empiric Student Property PLC	171,428	214,194
Essex Property Trust, Inc.	6,650	1,549,317
Independence Realty Trust, Inc.	153,950	1,414,801
Invitation Homes, Inc.	74,623	1,678,271
Japan Rental Housing Investments, Inc.	320	252,670
		5,933,501
REITS-Diversified (13.66%)
Altarea SCA	8,469	2,160,769
Arena REIT	350,087	646,010
CapitaLand Commercial Trust	448,210	638,933
Charter Hall Group	118,167	561,792
Crombie Real Estate Investment Trust	21,015	228,090
Cromwell Property Group	2,170,000	1,731,101
Crown Castle International Corp.	14,153	1,596,034
Dexus	210,000	1,612,648
EPR Properties	8,400	496,104
Equinix, Inc.	1,500	682,785
Fonciere Des Regions	8,820	968,570
Frasers Logistics & Industrial Trust(c)	786,387	683,398
Hispania Activos Inmobiliarios SOCIMI SA	18,400	384,930
Invesco Office J-REIT, Inc.	185	210,470
Irish Residential Properties REIT PLC	140,000	260,726
LondonMetric Property PLC	145,000	368,934
Merlin Properties Socimi SA	127,000	1,827,475
Secure Income REIT PLC	15,401	79,159
Segro PLC	96,224	794,331
Sekisui House REIT, Inc.	324	440,725
Spring Real Estate Investment Trust	2,555,000	1,113,759

Description	Shares	Value (Note 2)
REITS-Diversified (13.66%) (continued)
STAG Industrial, Inc.	42,318	$1,071,492
		18,558,235
REITS-Health Care (0.60%)
Physicians Realty Trust	16,000	260,800
Sabra Health Care REIT, Inc.	10,556	191,067
Welltower, Inc.	6,072	364,138
		816,005
REITS-Hotels (2.00%)
Far East Hospitality Trust	1,430,000	833,930
Japan Hotel REIT Investment Corp.	1,200	889,255
Park Hotels & Resorts, Inc.	22,972	664,121
Sunstone Hotel Investors, Inc.	20,000	337,000
		2,724,306
REITS-Manufactured Homes (0.89%)
Sun Communities, Inc.	13,643	1,212,044

REITS-Mortgage (0.46%)
CYS Investments, Inc.	93,100	627,494

REITS-Office Property (4.54%)
Alexandria Real Estate Equities, Inc.	8,930	1,158,221
alstria office REIT-AG	20,000	315,354
Champion REIT	405,000	300,800
City Office REIT, Inc.	154,362	1,802,948
Daiwa Office Investment Corp.	50	288,541
Kilroy Realty Corp.	7,300	520,636
MCUBS MidCity Investment Corp.	1,675	1,202,894
Viva Industrial Trust	789,500	580,780
		6,170,174
REITS-Regional Malls (3.92%)
CapitaLand Retail China Trust	369,500	476,029
Frasers Centrepoint Trust	400,000	692,179
Simon Property Group, Inc.	13,200	2,156,484
Tanger Factory Outlet Centers, Inc.	61,000	1,535,980
Taubman Centers, Inc.	7,600	468,540
		5,329,212
REITS-Shopping Centers (4.52%)
Aventus Retail Property Fund, Ltd.	117,094	203,805
DDR Corp.	107,000	868,840
Eurocommercial Properties NV	26,783	1,262,928
Fortune Real Estate Investment Trust	587,000	737,629
Kenedix Retail REIT Corp.	436	984,864
Link REIT	129,500	1,145,571
NewRiver REIT PLC	219,556	936,769
		6,140,406
REITS-Single Tenant (2.89%)
Spirit Realty Capital, Inc.	206,000	1,683,020
STORE Capital Corp.	91,609	2,245,337
		3,928,357
REITS-Storage (0.45%)
CubeSmart	22,000	605,660

REITS-Warehouse/Industrials (5.43%)
AIMS AMP Capital Industrial REIT	312,600	326,469
Gramercy Property Trust	25,000	631,000
Granite Real Estate Investment Trust	8,000	329,301
Industrial & Infrastructure Fund Investment Corp.	224	256,071
Liberty Property Trust	12,200	505,202

Description	Shares	Value (Note 2)
REITS-Warehouse/Industrials (5.43%) (continued)
Macquarie Mexico Real Estate Management SA de CV	480,000	$533,856
PLA Administradora Industrial S de RL de CV	380,100	578,980
Prologis Property Mexico SA de CV	95,900	175,087
Prologis, Inc.	24,000	1,562,640
Terreno Realty Corp.	11,000	391,600
WPT Industrial Real Estate Investment Trust	158,441	2,086,668
		7,376,874
Storage/Warehousing (0.26%)
Americold Realty Trust(a)	5,456	99,736
Safestore Holdings PLC	36,000	254,960
		354,696
TOTAL COMMON STOCKS
(Cost $63,733,035)		71,661,714

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
COMMERCIAL MORTGAGE BACKED SECURITIES (87.20%)
Commercial Mortgage Backed Securities-Other (27.06%)
Bank of America Commercial Mortgage Trust 2008-1(d)	6.118%	02/10/51	$2,500,000	$2,498,378
CD Commercial Mortgage Trust 2007-CD4(d)	5.398%	12/11/49	1,938,491	1,178,082
Commercial Mortgage Trust 2007-GG9(d)	5.505%	03/10/39	1,682,066	1,471,303
Credit Suisse Commercial Mortgage Trust Series 2007-C1	5.416%	02/15/40	6,348,701	6,505,886
DBJPM Mortgage Trust 2017-C6(d)(e)	1.042%	06/10/27	26,199,798	1,828,851
FHLMC Multifamily Structured Pass Through Certificates(d)(e)	1.612%	01/25/26	9,690,000	1,000,615
FHLMC Multifamily Structured Pass Through Certificates(d)(e)	1.657%	06/25/42	27,830,000	576,599
FHLMC Multifamily Structured Pass Through Certificates(d)(e)	1.700%	04/25/40	30,601,130	568,456
FHLMC Multifamily Structured Pass Through Certificates(d)(e)	1.806%	01/25/19	27,555,000	399,597
FHLMC Multifamily Structured Pass Through Certificates(d)(e)	1.904%	12/25/18	59,523,999	846,330
FHLMC Multifamily Structured Pass Through Certificates(d)(e)	3.615%	06/25/21	9,000,000	935,877
JPMorgan Chase Commercial Mortgage Securities Trust 2006-CIBC17(d)	5.489%	12/12/43	1,570,732	1,314,221
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC19(d)	5.888%	02/12/49	3,406,866	2,538,312
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C15(b)(d)(e)	1.520%	10/15/23	11,500,000	831,326
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C21(b)(d)	3.900%	07/15/24	12,747,500	8,903,249
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP6(d)(e)	1.328%	05/15/27	11,961,738	892,922
LB Commercial Mortgage Trust 2007-C3(d)	6.094%	07/15/44	218,863	219,431
LB-UBS Commercial Mortgage Trust 2006-C7	5.407%	11/15/38	1,311,354	1,008,690
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20(b)(d)(e)	1.612%	02/15/25	23,967,000	2,026,791
Morgan Stanley Capital I Trust 2016-UB11(b)(d)(e)	1.500%	08/15/26	13,495,500	1,235,898
				36,780,814

Commercial Mortgage Backed Securities-Subordinated (60.14%)
BANK 2017-BNK5(b)(d)	4.259%	07/15/27	7,500,000	4,999,751

		Maturity	Principal	Value
	Rate	Date	Amount	(Note 2)
Commercial Mortgage Backed Securities-Subordinated (continued)
Bank of America Commercial Mortgage Trust 2016-UBS10(b)	3.000%	05/15/26	$3,500,000	$2,554,951
CD Commercial Mortgage Trust 2017-CD5(b)	3.350%	08/15/50	3,000,000	2,494,381
CFCRE Commercial Mortgage Trust 2016-C3(b)(d)	3.052%	01/10/26	5,484,000	4,095,766
CFCRE Commercial Mortgage Trust 2016-C7(b)(d)	4.441%	12/10/26	1,500,000	1,285,955
Commercial Mortgage Pass Through Certificates(b)(d)	3.496%	01/10/24	2,000,000	1,330,672
Commercial Mortgage Trust 2013-CCRE11(b)(d)	4.371%	10/10/23	5,108,000	3,968,315
Commercial Mortgage Trust 2014-CCRE17(b)(d)	4.299%	05/10/24	8,600,000	5,597,292
Commercial Mortgage Trust 2014-LC17(b)	3.687%	09/10/24	2,780,000	2,068,754
Commercial Mortgage Trust 2014-UBS2(b)(d)	5.015%	02/10/24	2,932,500	2,506,138
Commercial Mortgage Trust 2014-UBS5(b)	3.495%	09/10/24	5,215,000	4,159,213
CSAIL Commercial Mortgage Trust 2015-C4(d)	3.584%	11/15/25	5,000,000	3,816,729
Goldman Sachs Mortgage Securities Trust 2013-GC13(b)(d)	4.090%	07/10/23	3,000,000	2,770,679
Goldman Sachs Mortgage Securities Trust 2013-GC16(b)(d)	5.327%	11/10/46	2,342,405	2,270,437
Goldman Sachs Mortgage Securities Trust 2013-GCJ14(b)(d)	4.763%	08/10/23	2,000,000	1,558,320
Goldman Sachs Mortgage Securities Trust 2014-GC20(b)(d)	4.858%	04/10/47	8,225,000	5,501,253
Goldman Sachs Mortgage Securities Trust 2014-GC22(b)	3.582%	06/10/47	8,326,000	5,428,508
JPMorgan Chase Commercial Mortgage Securities Trust 2006-CIBC16	5.623%	05/12/45	1,701,702	1,585,080
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C15(b)	3.500%	10/15/23	2,500,000	1,861,011
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C16(b)(d)	3.744%	11/15/23	1,433,000	1,075,473
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C16(b)(d)	4.975%	11/15/23	2,117,483	2,048,871
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8(b)(d)	4.059%	02/15/23	3,000,000	2,753,852
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26(b)(d)	4.410%	10/15/25	3,576,000	2,520,721
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34(b)(d)	3.300%	10/15/27	3,450,000	2,032,327
Morgan Stanley Capital I Trust 2016-UB11(b)(d)	2.708%	08/15/26	5,000,000	3,063,566
Wells Fargo Commercial Mortgage Trust 2014-LC18(b)(d)	3.957%	12/15/24	2,490,000	2,107,541
Wells Fargo Commercial Mortgage Trust 2015-NXS1(d)	4.102%	04/15/25	3,440,000	3,061,085
Wells Fargo Commercial Mortgage Trust 2015-NXS3(b)	3.153%	09/15/57	1,500,000	1,143,071
WFRBS Commercial Mortgage Trust 2014-C20(b)	3.986%	05/15/24	2,650,000	2,075,890
				81,735,602

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $117,071,696)				118,516,416

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.75%)
State Street Institutional Treasury Plus Money Market Fund	1.209%	5,093,981	$5,093,981

TOTAL SHORT TERM INVESTMENTS
(Cost $5,093,981)			5,093,981

TOTAL INVESTMENTS (143.68%)
(Cost $185,898,712)			$195,272,111

Liabilities in Excess of Other Assets (-43.68%)			(59,368,501)
NET ASSETS (100.00%)			$135,903,610

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts $86,738,595, which represents approximately 63.82% of net assets as of January 31, 2018.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2018, the aggregate market value of those securities was $1,866,829, representing 1.37% of net assets.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at January 31, 2018. For securities based on a published reference rate and spread, the references rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Interest only security.

See Notes to Quarterly Statement of Investments.

PRINCIPAL REAL ESTATE INCOME FUND

Notes to Quarterly Statement of Investments

January 31, 2018 (Unaudited)

NOTE 1. ORGANIZATION

Principal Real Estate Income Fund (the ‘‘Fund’’) is a Delaware statutory trust registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’).

The Fund’s investment objective is to seek to provide high current income, with capital appreciation as a secondary investment objective, by investing in commercial real estate related securities.

Investing in the Fund involves risks, including exposure to below-investment grade investments. The Fund’s net asset value will vary and its distribution rate may vary and both may be affected by numerous factors, including changes in the market spread over a specified benchmark, market interest rates and performance of the broader equity markets. Fluctuations in net asset value may be magnified as a result of the Fund’s use of leverage.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the Statement of Investments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund’s ultimately realize upon sale of the securities. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2018.

Portfolio Valuation: The net asset value per Common Share of the Fund is determined no less frequently than daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per Common Share is calculated in the manner authorized by the Fund’s Board of Trustees (the “Board”). Net asset value is computed by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded.

The Fund values commercial mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by an independent pricing service, approved by the Board, which uses information with respect to transactions in such securities, interest rate movements, new issue information, cash flows, yields, spreads, credit quality, and other pertinent information as determined by the pricing service, in determining value. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its Common Shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and salability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the first-in/first-out cost basis method for both financial reporting and tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	71,661,714	–	–	71,661,714
Commercial Mortgage Backed Securities	–	118,516,416	–	118,516,416
Short Term Investments	5,093,981	–	–	5,093,981
Total	$76,755,695	$118,516,416	$–	$195,272,111

*	See Statement of Investments for industry classifications.

The Fund recognizes transfers between levels as of the end of the period. For the three months ended January 31, 2018, the Fund did not have any significant transfers between Level 1 and Level 2 securities. The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Commercial Mortgage Backed Securities (“CMBS”): As part of its investments in commercial real estate related securities, the Fund will invest in CMBS which are subject to certain risks associated with direct investments in CMBS. A CMBS is a type of mortgage-backed security that is secured by a loan (or loans) on one or more interests in commercial real estate property. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. CMBS may be backed by obligations (including certificates of participation in obligations) that are principally secured by commercial real estate loans or interests therein having multi-family or commercial use. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans because those securities derive their cash flows and value from the performance of the commercial real estate underlying such investments and/or the owners of such real estate.

Real Estate Investment Trusts (“REITs”): As part of its investments in real estate related securities, the Fund will invest in REITs and is subject to certain risks associated with direct investment in REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investors’ capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio that is comprised of REIT shares. Distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital.

Dividend income from REITs is recognized on the ex-dividend date. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

The performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Due to the Fund’s investments in REITs, the Fund may also make distributions in excess of the Fund’s earnings and capital gains. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s Common Shares and, after that basis has been reduced to zero, will constitute capital gains to the Common Shareholder.

Concentration Risk: The Fund invests in companies in the real estate industry, which may include CMBS, REITs, REIT-like structures, and other securities that are secured by, or otherwise have exposure to, real estate. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory changes, or economic conditions affecting CMBS, REITs, REIT-like structures, and real estate more generally, will have a significant impact on the Fund’s performance.

Foreign Currency Risk: The Fund expects to invest in securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates may affect the value of securities owned by the Fund, the unrealized appreciation or depreciation of investments and gains on and income from investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. These risks often are heightened for investments in smaller, emerging capital markets.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of the exchanges at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Item 2 – Controls and Procedures.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRINCIPAL REAL ESTATE INCOME FUND

By:	/s/ Jeremy Held
Jeremy Held
President (Principal Executive Officer)

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy Held
Jeremy Held
President (Principal Executive Officer)

Date:	March 30, 2018

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	March 30, 2018